Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Net income:	$ 2,254	$ 1,519
Other comprehensive income (loss):
Unrealized gain (loss) on currency translation adjustments net of tax	2,388	(2,046)
Other comprehensive income (loss)	2,388	(2,046)
Comprehensive income (loss)	$ 4,642	$ (527)